Note 6 - Trade Payables	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]	NOTE 6: TRADE PAYABLES Trade payables are non-interest bearing and are normally settled on 60 -day terms.